Document and Entity Information	12 Months Ended
Aug. 31, 2017
Document and Entity Information:
Entity Registrant Name	Apawthecary Pets USA
Entity Central Index Key	0001528697
Document Type	S-1
Document Period End Date	Aug. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Is Entity a Well-known Seasoned Issuer	No
Is Entity a Voluntary Filer	No
Is Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2017